Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies
8.	Commitments and Contingencies

The Company is subject to claims and lawsuits in the ordinary course of business, including arbitration, class actions and other litigation, some of which include claims for substantial or unspecified damages. The Company is also the subject of inquiries, investigations, and proceedings by regulatory and other governmental agencies. The Company reviews its lawsuits, regulatory inquiries and other legal proceedings on an ongoing basis and provides disclosures and records loss contingencies in accordance with the loss contingencies accounting guidance. The Company establishes an accrual for losses at management’s best estimate when the Company assesses that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. If no amount within the range is considered a better estimate than any other amount, an accrual for losses is recorded based on the bottom amount of the range. Accrual for loss contingencies are recorded in accounts payable and accrued expenses and other current liabilities on the condensed consolidated balance sheets and expensed in general and administrative expenses in our condensed consolidated statements of operations and comprehensive (loss) income. The Company monitors these matters for developments that would affect the likelihood of a loss and the accrued amount, if any, and adjusts the amount as appropriate.

Legal Proceeding

On January 7, 2022, Erika McKiernan, in her capacity as Stockholder Representative for the former stockholders of of SharesPost, filed a lawsuit against the Company in the Court of Chancery of the State of Delaware, asserting claims in connection with the Agreement and Plan of Merger, dated as of May 10, 2020, by and among the Company, Sharespost, Thanksgiving Merger Sub, Inc., and Erika McKiernan as the Stockhoder Representative, as amended on November 6, 2020 (the “SharesPost Merger

Agreement”). In general, the complaint asserts breaches of the SharesPost Merger Agreement and seeks declaratory judgements establishing those breaches The Company is unable to predict the outcome, nor the amount of time and expense that will be required to resolve this action. At this juncture, the Company does not believe this action will have a material adverse impact on its operations or financial position. The Company believes the allegations set forth in this action are without merit and intends to defend vigorously against the lawsuit. No provision for a loss contingency has been recorded as the amount of losses, if any, is not estimable as of March 31, 2022.

401(k) Plan

The Company has established a tax-qualified retirement plan under Section 401(k) of the Internal Revenue Code for all of its U.S. employees, including executive officers, who satisfy certain eligibility requirements, including requirements relating to age and length of service. The Company matches 2% of every dollar contributed to the plan by employees, including executive officers, up to a maximum of $6. During the three months ended March 31, 2022 and 2021, the Company contributed $418 and $134, respectively, to the defined contribution plan.

Non-Cancelable Purchase Obligations

In the normal course of business, the Company enters into non-cancelable purchase commitments with various parties for purchases. As of March 31, 2022, the Company had outstanding non-cancelable purchase obligations with a term of 12 months or longer totaling $8,606.

D&O Insurance

Effective March 21, 2022, the Company entered into a D&O insurance policy with an annual premium totaling $5,782, which was fully paid in April 2022. The insurance may cover certain liabilities arising from the Company’s obligation to indemnify its directors and certain of its officers and employees, and former officers, directors, and employees of acquired companies, in certain circumstances.

8.	Commitments and Contingencies

The Company is subject to claims and lawsuits in the ordinary course of business, including arbitration, class actions and other litigation, some of which include claims for substantial or unspecified damages. The Company is also the subject of inquiries, investigations, and proceedings by regulatory and other governmental agencies. The Company reviews its lawsuits, regulatory inquiries and other legal proceedings on an ongoing basis and provide disclosures and record loss contingencies in accordance with the loss contingencies accounting guidance. The Company establishes an accrual for losses at management’s best estimate when the

Company assesses that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. If no amount within the range is considered a better estimate than any other amount, an accrual for losses is recorded based on the bottom amount of the range. Accrual for loss contingencies are recorded in accounts payable and accrued expenses and other current liabilities on the consolidated balance sheets and expensed in general and administrative expenses in our consolidated statements of operations and comprehensive loss. The Company monitors these matters for developments that would affect the likelihood of a loss and the accrued amount, if any, and adjusts the amount as appropriate.

Legal Proceeding

On January 7, 2022, the Shareholder Representative of SharesPost (the “Plaintiff”) filed a lawsuit against the Company in the Court of Chancery of the State of Delaware. The complaint alleged that the Company breached the SharesPost Merger Agreement (the “Agreement”) by failure to issue and deliver the warrants in a form claimed by the Plaintiff, but which was not reflected in the Agreement. The complaint seeks, among other things, a declaratory judgement establishing alleged breaches, a compulsion of issuance and delivery of warrants in the form, and an indemnification of losses as a result of the alleged breaches. On February 24, 2022, the Company filed their response to the complaint. The Company believes this complaint is without merit and intends to defend it vigorously. The Company is unable to predict the outcome, nor the amount of time and expense that will be required to resolve the complaint. No provision for a loss contingency has been recorded as the amount of losses, if any, is not estimable as of December 31, 2021.

401(k) Plan

The Company has established a tax-qualified retirement plan under Section 401(k) of the Internal Revenue Code for all of its U.S. employees, including executive officers, who satisfy certain eligibility requirements, including requirements relating to age and length of service. The Company matches 2% of every dollar contributed to the plan by employees, including executive officers, up to a maximum of $5.8. During the years ended December 31, 2021 and 2020, the Company contributed $456 and $67, respectively, to the defined contribution plan, respectively.

Non-Cancelable Purchase Obligations

In the normal course of business, the Company enters into non-cancelable purchase commitments with various parties mainly for liability insurance and software products and services. As of December 31, 2021, the Company had outstanding non-cancelable purchase obligations with a term of 12 months or longer as follows:

Amount
2022	$1,451
2023	1,202
2024	1,414
2025	1,676
2026	1,976
Total	$7,719

Motive Capital Corp [Member]
Commitments and Contingencies

Note 6—Commitments and Contingencies

Registration Rights

Pursuant to a registration and shareholders rights agreement entered into on December 10, 2020, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans) will have registration rights to require the Company to register a sale of any of our securities held by them pursuant to a registration rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the final prospectus relating to the Initial Public Offering to purchase up to 5,400,000 Units to cover over-allotments, if any, at the Initial Public Offering price less underwriting discounts and commissions. The Over-Allotment was exercised in on closing the Initial Public Offering.

The underwriters were entitled to underwriting discounts of $0.35 per unit, or approximately $14,490,000 in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.